SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-        SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2012 are applied consistently in these financial statements. For further information, refer to Note 2 of the Company's consolidated financial statements contained in the Company's Annual Report on Form 20-F for the year ended December 31, 2012.